Inventory (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Abstract]
Raw materials	$ 124,000	$ 53,000
Work-in-process
Finished goods
Less: inventory reserve
Total inventory	$ 124,000	$ 53,000	$ 29,000